As filed with the Securities and Exchange Commission on July 6, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  April 30, 2007

Item 1. Report to Stockholders.

EDGAR LOMAX VALUE FUND
Semi-Annual Report
April 30, 2007

Dear Fellow Shareholder:

Since our last report six months ago, the Edgar Lomax Value Fund has added to its already strong record. Total investments in the Fund have grown to more than $29 million — an increase of nearly $6 million.  Part of this can be attributed to new investors.  The rest is due to solid price appreciation from the large-cap value stocks we hold.  Specifically, over the prior six months the Fund’s investments gained 9.12% in comparison to an S&P 500 rise of 8.60%.  For the 1- and 5-year periods ended April 30, 2007, the Fund’s average annual total returns were 19.23% and 8.42% compared to S&P 500 respective returns of 15.24% and 8.54%.  Since its opening on December 12, 1997, the Fund has produced a total annualized gain of 7.20% versus 6.48% for the S&P 500.  The gross expense ratio for the Fund is 1.74%, while its net expense ratio is 0.62%.*

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

In the Fund’s annual report as of this past October 31, we wrote that investment dollars had finally begun to flow toward big-company stocks (i.e., “large-cap” stocks) after a very extended period of excitement over smaller-cap issues.  With the exception of a brief “snapback” rally on the part of smaller-cap stocks—especially mid-cap stocks—in the first three months of 2007, your undervalued holdings have continued to attract other investors.  We believe their relatively low prices had simply become too compelling given the strong corporate earnings they have been generating.  While we can’t guarantee that the outperformance of our stocks will continue without interruption, we are pleased that the market is finally recognizing the strength we’ve seen all along in the Fund’s portfolio.

Clearly, the portfolio as a whole has done well.  At the stock-by-stock level, several of our bigger positions performed remarkably over the last 6 months.  Oil patch stocks Chevron and Exxon combined for a nearly 15% gain on continued strong earnings, and even old-line telecommunication favorite AT&T advanced 15.3%.  Financial stocks, which represent roughly 30% of the entire investment portfolio, muted the Fund’s performance just slightly with their composite 5.6% return.  We bought these companies for their apparent ability to produce steady profits in a relatively low risk manner and to adapt to changing economic conditions.  These facts have not changed, and we continue to own them.

* Figures are from the Fund’s prospectus as of February 28, 2007.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (before “Acquired Funds Fees and Expenses”). While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so.

Before closing, we want to point out that the current “bull” market for stocks has run for nearly 5 years and has made the generation of high investment returns appear easy at times.  We will remain disciplined, however, in our efforts to minimize risk by investing in generally profitable, large companies (bought at “cheap” prices), as the coming years are unlikely to deliver uninterrupted gains for all stocks.  Thank you, as always, for your confidence in our investment program, and we look forward to continuing to invest on your behalf.
Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest in an index.

The opinions expressed above are those of the investment advisor, are subject to change, and any forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for current Fund holdings information. (06/07)

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2007 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/06 – 4/30/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2007, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/06	4/30/07	11/1/06 – 4/30/07
Actual	$1,000.00	$1,091.20	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

*Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

ALLOCATION OF PORTFOLIO ASSETS at April 30, 2007 (Unaudited)

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited)

Shares	COMMON STOCKS: 98.59%	Value
	Automobiles & Components - 1.03%
9,600	General Motors Corp.	$299,808

	Banks - 3.95%
15,800	Regions Financial Corp.	554,422
16,600	Wells Fargo & Co.	595,774
		1,150,196
	Capital Goods - 10.23%
7,600	3M Co.	629,052
5,700	General Dynamics Corp.	447,450
37,600	General Electric Co.	1,385,936
9,500	Honeywell International, Inc.	514,710
		2,977,148

	Consumer Durables & Apparel - 2.31%
7,400	The Black & Decker Corp.	671,328

	Diversified Financials - 18.88%
13,000	Bank of America Corp.	661,700
25,100	Citigroup, Inc.	1,345,862
28,465	J.P. Morgan Chase & Co.	1,483,027
1,300	Lehman Brothers Holdings, Inc.	97,864
10,100	Morgan Stanley	848,501
8,800	Merrill Lynch & Co., Inc.	794,024
1,200	The Goldman Sachs Group, Inc.	262,332
		5,493,310

	Energy - 11.62%
5,700	Baker Hughes, Inc.	458,223
13,900	Chevron Corp.	1,081,281
14,200	ConocoPhillips	984,770
10,800	Exxon Mobil Corp.	857,304
		3,381,578

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited), continued

Shares	COMMON STOCKS: 98.59%	Value
	Food, Beverages & Tobacco - 5.16%
16,250	Altria Group, Inc.	$1,119,950
11,383	Kraft Foods, Inc. - Class A	380,989
		1,500,939

	Health Care Equipment & Services - 2.46%
4,600	Cigna Corp.	715,714

	Insurance - 7.53%
8,300	American International Group, Inc.	580,253
15,600	The Allstate Corp.	972,192
6,300	The Hartford Financial Services Group, Inc.	637,560
		2,190,005

	Materials - 8.59%
19,800	Alcoa, Inc.	702,702
23,138	E. I. du Pont de Nemours and Co.	1,137,695
14,800	The Dow Chemical Co.	660,228
		2,500,625

	Media - 1.39%
19,600	Time Warner, Inc.	404,348

	Pharmaceuticals, Biotechnology & Life Sciences - 9.47%
25,800	Merck & Co., Inc.	1,327,152
54,000	Pfizer, Inc.	1,428,840
		2,755,992

	Retailing - 3.34%
35,200	Limited Brands, Inc.	970,464

	Technology Hardware & Equipment - 2.49%
7,100	International Business Machines Corp.	725,691

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2007 (Unaudited), continued

Shares	COMMON STOCKS: 98.59%	Value
	Telecommunication Services - 10.14%
39,100	AT&T, Inc.	$1,513,952
37,600	Verizon Communications, Inc.	1,435,568
		2,949,520

	TOTAL COMMON STOCKS (Cost $25,063,004)	28,686,666

	SHORT-TERM INVESTMENTS - 1.46%
423,606	AIM STIT-STIC Prime Portfolio	423,606
	TOTAL SHORT-TERM INVESTMENTS (Cost $423,606) .	423,606

	Total Investments in Securities (Cost $25,486,610) - 100.05%	29,110,272
	Liabilities in Excess of Other Assets - (0.05)%	(13,464)
	NET ASSETS - 100.00%	$29,096,808

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value (identified cost of $25,486,610)	$29,110,272
Receivables
Dividends and interest	33,896
Due from Advisor (Note 3)	9,924
Fund shares sold	2,992
Prepaid expenses	23,050
Total assets	29,180,134

LIABILITIES
Payables
Fund shares redeemed	62,940
Audit fees	8,146
Administration fees	4,758
Fund accounting fees	3,068
Transfer agent fees and expenses	3,013
Chief Compliance Officer fee	963
Accrued expenses	438
Total liabilities	83,326

NET ASSETS	$29,096,808

Net asset value, offering and redemption price per share
[$29,096,808/2,046,310 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$14.22

COMPONENTS OF NET ASSETS
Paid-in capital	$23,651,489
Undistributed net investment income	209,247
Accumulated net realized gain on investments	1,612,410
Net unrealized appreciation on investments	3,623,662
Net assets	$29,096,808

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$354,760
Interest	33,257
Total investment income	388,017

Expenses
Advisory fees (Note 3)	68,087
Administration fees (Note 3)	27,235
Transfer agent fees and expenses (Note 3)	14,055
Fund accounting fees (Note 3)	11,201
Registration fees	8,938
Audit fees	8,199
Legal fees	5,805
Custody fees (Note 3)	4,018
Trustee fees	3,323
Chief Compliance Officer fee (Note 3)	2,981
Insurance expense	2,245
Other expenses	2,816
Total expenses	158,903
Less: advisory fee waiver and absorption (Note 3)	(90,816)
Net expenses	68,087
Net investment income	319,930

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,588,743
Net change in unrealized appreciation on investments	421,447
Net realized and unrealized gain on investments	2,010,190
Net Increase in Net Assets Resulting from Operations	$2,330,120

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$319,930	$399,194
Net realized gain on investments	1,588,743	618,504
Net change in unrealized appreciation on investments	421,447	2,158,647
Net increase in net assets resulting from operations	2,330,120	3,176,345

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(489,155)	(288,088)
From net realized gain on investments	(554,263)	(775,716)
Total distributions to shareholders	(1,043,418)	(1,063,804)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	4,234,318	7,391,361
Total increase in net assets	5,521,020	9,503,902

NET ASSETS
Beginning of period	23,575,788	14,071,886
End of period	$29,096,808	$23,575,788

Includes undistributed net investment income of:	$209,247	$378,472

(a) A summary of share transactions is as follows:

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	565,281	$7,730,308	868,787	$11,089,754
Shares issued on reinvestments of distributions	76,755	1,040,792	91,134	1,063,530
Shares redeemed	(332,976)	(4,536,782)	(384,682)	(4,761,923)
Net increase	309,060	$4,234,318	575,239	$7,391,361

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months		Year Ended October 31
	Ended April 30, 2007		2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$13.57		$12.11	$11.29	$10.46	$9.03	$10.09
Income from investment operations:
Net investment income	0.15		0.24	0.24	0.17	0.15	0.16
Net realized and unrealized
gain/(loss) on investments	1.06		2.14	0.84	0.81	1.44	(0.96)
Total from investment operations	1.21		2.38	1.08	0.98	1.59	(0.80)
Less distributions:
From net investment income	(0.26)		(0.25)	(0.18)	(0.15)	(0.16)	(0.13)
From net realized gain
on investments	(0.30)		(0.67)	(0.08)	—	—	(0.13)
Total distributions	(0.56)		(0.92)	(0.26)	(0.15)	(0.16)	(0.26)
Net asset value, end of period	$14.22		$13.57	$12.11	$11.29	$10.46	$9.03
Total return	9.12	%‡	20.83%	9.62%	9.39%	17.89%	(8.28%)
Ratios/supplemental data:
Net assets, end of period (thousands)	$29,097		$23,576	$14,072	$12,824	$11,386	$6,803
Ratio of expenses to average net assets:
Before expense reimbursement	1.17	%†	1.52%	1.76%	2.13%	2.59%	2.76%
After expense reimbursement	0.50	%†	0.62%	0.94%	1.23%	1.23%	1.23%
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.68	%†	1.53%	1.23%	0.64%	0.52%	0.29%
After expense reimbursement	2.35	%†	2.43%	2.05%	1.54%	1.88%	1.82%
Portfolio turnover rate	38.87	%‡	30.43%	47.97%	10.72%	74.84%	59.24%

† Annualized     ‡ Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited)

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for the fiscal years beginning after December 15, 2006. The Fund will apply FIN 48 to all open tax years on the date of adoption, which is expected to be April 30, 2008.  The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2007, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the "S&P 500 Value Index".  Through February 28, 2006, the performance of the S&P 500 Value Index is that of the S&P/Barra Value Index. Thereafter, it is the performance of the S&P/Citigroup Value Index (which Standard & Poor's chose to replace the S&P/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2007, the Fund incurred $68,087 in advisory fees.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited)

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. As a result, for the six months ended April 30, 2007, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $90,816; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2007	$ 110,631
2008	112,896
2009	147,553
2010	90,816
$ 461,896

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2007, the Fund incurred $27,235 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the six months ended April 30, 2007, the Fund incurred $11,201 in fund accounting fees and $10,361 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2007, the Fund incurred $4,018 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2007, the Fund was allocated $2,981 of the Chief Compliance Officer fee.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2007 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $14,843,312 and $10,067,087, respectively.

NOTE 5 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2007 and the fiscal year ended October 31, 2006 was as follows:

	2007	2006
Ordinary income	$496,171	$406,433
Long-term capital gains	547,247	657,371

As of October 31, 2006, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$20,264,400

Gross tax unrealized appreciation	$3,458,253
Gross tax unrealized depreciation	(278,955)
Net tax unrealized appreciation	$3,179,298

Undistributed ordinary income	$385,484
Undistributed long-term capital gain	593,835
Total distributable earnings	$979,319

Other accumulated gains/losses	$—
Total accumulated earnings	$4,158,617

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2007 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for the Edgar Lomax Value Fund for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Fund. This information, together with the information provided to the Independent Trustees since the Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior two fiscal years the Board had met with the Advisor in person twice to discuss various investment, marketing and compliance topics. The Board noted the continuity of the Advisor’s investment team and concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to its peer group, as classified by Lipper, Inc., and the Fund’s benchmark indices.

The Board noted that the Advisor had followed its investment approach with integrity and discipline and took efforts to keep portfolio turnover low.  The Board noted that the Fund’s year-to-date performance as of October 31, 2006, was above the median of its peer group and further noted that along with its one-year performance had exceeded the Fund’s benchmark indices and ranked in the first quartile in its peer group.  The Board also considered that the Fund’s three-year and five-year performance ranked in the second quartile for its peer group and exceeded the performance of the S&P 500 Index.  The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports.  The Board concluded that the Advisor’s performance overall was highly acceptable under current market conditions.

EDGAR LOMAX VALUE FUND

BOARD REVIEW OF ADVISORY AGREEMENT, continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED By THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed and compared the Fund’s fees and expenses to those funds in its respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.

The Board noted that the Advisor had agreed to maintain an annual expense ratio of no more than 0.99%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience – and that the Advisor had honored its agreement in this respect. The Trustees noted that the Advisor had made a great effort to reduce the Fund’s expense ratio and had reduced other expenses charged to shareholders.  They also took into consideration that the Advisor had agreed to voluntarily reimburse the Fund further for operating expenses if the Fund’s 3-year or 5-year returns did not beat its “value” benchmark index.  The Trustees noted that the Fund’s total expense ratio was below its peer group median and was in line with the fees charged by the Advisor to its other investment management clients.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Fund was experiencing economies of scale and concluded that the Fund was experiencing modest economies of scales which were reflected in lower expenses and the Fund was expected to realize additional economies of scale as Fund assets continued to grow, even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured. The Board therefore determined to revisit the issue of economies of scale at a future date. The Board also noted that, although the Fund did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Fund. The Board considered that the Advisor benefits from positive reputational value in advising the Fund.  After its review, the Board determined that there was currently limited profitability to the Advisor from the Advisory Agreement and therefore profitability could not be considered excessive. More importantly, the Board considered the financial soundness of the Advisor from the perspective of evaluating the Advisor’s ability to continue to subsidize the Fund until it reached a point where it could generate positive returns to the Advisor. The Board concluded that the Advisor has adequate resources to adequately support the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund, and that the Fund’s shareholders were receiving reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, Virginia 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 866-205-0524.

Semi-Annual Report For the six months ended April 30, 2007

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   7/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   7/5/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   7/5/07

* Print the name and title of each signing officer under his or her signature